Accounts Receivables (Details) - Schedule of Accounts Receivable - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 5,485	$ 8,902